Hospice Revenue Recognition (Schedule Of Allowance For Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Bad debt provision	$ 13,173	$ 10,907	$ 9,111
Segment VITAS [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	11,295	9,487
Bad debt provision	10,821	9,350
Write-offs	(9,940)	(8,890)
Other/Contractual adjustments	874	1,348
Ending Balance	13,050	11,295
Medicare [Member] | Segment VITAS [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	3,875	4,211
Bad debt provision	1,901	506
Write-offs	(1,452)	(1,304)
Other/Contractual adjustments	490	462
Ending Balance	4,814	3,875
Medicaid [Member] | Segment VITAS [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	5,194	4,234
Bad debt provision	4,902	5,169
Write-offs	(4,342)	(4,361)
Other/Contractual adjustments	145	152
Ending Balance	5,899	5,194
Commercial [Member] | Segment VITAS [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	2,204	1,189
Bad debt provision	2,026	3,084
Write-offs	(2,877)	(2,691)
Other/Contractual adjustments	684	622
Ending Balance	2,037	2,204
Other [Member] | Segment VITAS [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	22	(147)
Bad debt provision	1,992	591
Write-offs	(1,269)	(534)
Other/Contractual adjustments	(445)	112
Ending Balance	$ 300	$ 22